SCHEDULE OF EFFECTIVE TAX RATE OF COMPANY’S PROVISION (BENEFIT) (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%
State tax	0.74%	1.44%
SPAC exploration expenses	(2.49%)
SAFE note expenses	(3.76%)	(0.84%)
Change in valuation allowance	(15.25%)	(25.77%)
Start up costs		8.06%
Other	(0.24%)	(1.20%)
Earn out shares value adjustment		3.60%
Success based fees		2.78%
Stock base compensation		(2.37%)
IPO related finance charge		(6.70%)
Total
Total
Statutory rate	$ (796,653)	$ (4,988,311)
State tax	(28,171)	(343,105)
SPAC exploration expenses	94,524
SAFE note expenses	142,485	200,550
Change in valuation allowance	578,644	6,122,057
Start up costs		(1,914,151)
Other	9,171	285,233
Earn out shares value adjustment		(856,002)
Success based fees		(661,500)
Stock based compensation		563,884
IPO related finance charge		1,591,345
Total tax expense